S000062159 [Member] Investment Objectives and Goals - iShares ESG Aware U.S. Aggregate Bond ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® ESG AWARE U.S. AGGREGATE BOND ETF EAGG | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares ESG Aware U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade bonds from issuers generally evaluated for favorable environmental, social and governance practices while seeking to exhibit risk and return characteristics similar to those of the broad U.S. dollar-denominated investment-grade bond market.